Restructure and Asset Impairments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 01, 2016	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Restructuring Cost and Reserve [Line Items]
Restructure and asset impairments		$ 67	$ 3	$ 40
2016 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
2016 Restructuring Plan	$ 58	58	0	0
Accrued restructuring reserve for the 2016 Restructuring Plan	24	24
Other Restructuring Activities
Restructuring Cost and Reserve [Line Items]
Restructure and asset impairments		9	$ 3	$ 40
Scenario, Plan | 2016 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Total expected restructuring costs for the 2016 Restructuring Plan	$ 80	$ 80